Schedule of changes in other reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 17,238,000	$ (40,536,000)	$ 3,747,000
Capital raising costs	1,071,000.000
Balance	36,934,000	17,238,000	(40,536,000)
Reserve for preference shares [member]
IfrsStatementLineItems [Line Items]
Balance	3,771,000	3,469,000	3,319,000
Interest on equity instruments	377,000	302,000	150,000
Capital raising costs
Equity incentives cost less shares issued
Other movements	(4,148,000)
Dividend reserve
Warrant reserve
Balance		3,771,000	3,469,000
Reserve for shares pending issue [member]
IfrsStatementLineItems [Line Items]
Balance
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued
Other movements
Dividend reserve
Warrant reserve
Balance
Reserve for capital raising costs [member]
IfrsStatementLineItems [Line Items]
Balance	(10,380,000)	(9,603,000)	(9,396,000)
Interest on equity instruments
Capital raising costs	(1,071,000)	(777,000)	(207,000)
Equity incentives cost less shares issued
Other movements
Dividend reserve
Warrant reserve
Balance	(11,451,000)	(10,380,000)	(9,603,000)
Reserve for equity incentive costs [member]
IfrsStatementLineItems [Line Items]
Balance	3,677,000	3,354,000	3,021,000
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued	880,000	8,000	333,000
Other movements		315,000
Dividend reserve
Warrant reserve
Balance	4,557,000	3,677,000	3,354,000
Reserve for share awards issuance [member]
IfrsStatementLineItems [Line Items]
Balance	(3,096,000)	(3,096,000)	(3,004,000)
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued			(92,000)
Other movements
Dividend reserve
Warrant reserve
Balance	(3,096,000)	(3,096,000)	(3,096,000)
Dividend Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued
Other movements
Dividend reserve	690,000
Warrant reserve
Balance	690,000
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued
Other movements
Dividend reserve
Warrant reserve	682,000
Balance	682,000
Reserve for foreign exchange [member]
IfrsStatementLineItems [Line Items]
Balance	(491,000)	(425,000)	(432,000)
Interest on equity instruments
Capital raising costs
Equity incentives cost less shares issued
Other movements	348,000	(66,000)	7,000
Dividend reserve
Warrant reserve
Balance	(143,000)	(491,000)	(425,000)
Reserve for share option [member]
IfrsStatementLineItems [Line Items]
Balance	(6,519,000)	(6,301,000)	(6,492,000)
Interest on equity instruments	377,000	302,000	150,000
Capital raising costs	(1,071,000)	(777,000)	(207,000)
Equity incentives cost less shares issued	880,000	8,000	241,000
Other movements	(3,800,000)	249,000	7,000
Dividend reserve	690,000
Warrant reserve	682,000
Balance	$ (8,762,000)	$ (6,519,000)	$ (6,301,000)